Concentrations - Schedule of Concentration of Risk (Details) - Sales Revenue [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Customer A [Member]
Concentration risk, percentage	31.00%	31.00%
Customer B [Member]
Concentration risk, percentage	26.00%	26.00%
Customer C [Member]
Concentration risk, percentage	23.00%	19.00%
Customer D [Member]
Concentration risk, percentage	20.00%	19.00%